Leases - Schedule of Range of Discount Rates Applied in Calculating Right-of-use Assets and Related Lease Liabilities (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range
Disclosure of detailed information about borrowings [line items]
Discount rates range	2.90%	1.80%	1.80%
Top of range
Disclosure of detailed information about borrowings [line items]
Discount rates range	7.30%	7.10%	6.30%